TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Provision for expected credit losses (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 286,980,521	$ 255,710,925
Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 276,941,661	$ 239,907,074
Percentage of provision for expected credit losses	0.42%	0.16%
Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 2,533,836	$ 7,467,587
Percentage of provision for expected credit losses	8.13%	10.88%
Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 1,216,352	$ 1,276,211
Percentage of provision for expected credit losses	74.94%	21.60%
Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 5,920,865	$ 5,142,341
Percentage of provision for expected credit losses	30.20%	68.09%
Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 367,807	$ 1,917,712
Percentage of provision for expected credit losses	96.80%	40.99%
Credit amount
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 286,980,521	$ 255,710,925
Credit amount | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	276,941,661	239,907,074
Credit amount | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	2,533,836	7,467,587
Credit amount | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	1,216,352	1,276,211
Credit amount | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	5,920,865	5,142,341
Credit amount | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	367,807	1,917,712
Impairment provision
TRADE AND OTHER RECEIVABLES
Trade receivables	(4,412,999)	(4,447,197)
Impairment provision | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	(1,151,129)	(700,137)
Impairment provision | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	(206,041)	(294,510)
Impairment provision | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	(911,547)	(138,648)
Impairment provision | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	(1,788,253)	(2,397,365)
Impairment provision | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ (356,029)	$ (916,537)